Quarterly Financial Data (Tables)	12 Months Ended
Sep. 30, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data
SUPPLEMENTARY FINANCIAL INFORMATION (Unaudited)

QUARTERLY FINANCIAL DATA
All adjustments necessary for a fair presentation have been included in the quarterly information provided below. Due to the seasonal nature of our business, we report substantial variations in operations on a quarterly basis.

Quarter Ended
(In thousands, except per share data)	December 31(a)	March 31	June 30(b)	September 30(c)
Fiscal Year 2015
WGL Holdings, Inc.
Operating revenues	$749,237	$1,001,733	$441,173	$467,687
Operating income (loss)	$121,842	$142,886	$(17,567)	$13,612
Net income (loss) applicable to common stock	$63,888	$81,455	$(15,690)	$1,606
Earnings (loss) per average share of common stock:
Basic	$1.28	$1.64	$(0.32)	$0.03
Diluted	$1.28	$1.63	$(0.32)	$0.03
Washington Gas Light Company
Operating revenues	$387,193	$615,694	$190,345	$134,959
Operating income (loss)	$114,623	$129,944	$(6,729)	$(15,454)
Net income (loss) applicable to common stock	$64,621	$74,364	$(11,754)	$(19,873)
Fiscal Year 2014
WGL Holdings, Inc.
Operating revenues	$680,297	$1,174,250	$467,500	$458,900
Operating income (loss)	$32,712	$104,733	$(9,489)	$69,566
Net income (loss) applicable to common stock	$18,629	$61,213	$(11,940)	$38,038
Earnings (loss) per average share of common stock:
Basic	$0.36	$1.18	$(0.23)	$0.74
Diluted	$0.36	$1.18	$(0.23)	$0.74
Washington Gas Light Company
Operating revenues	$390,415	$716,808	$197,752	$138,825
Operating income	$65,229	$88,038	$4,326	$24,530
Net income (loss) applicable to common stock	$38,477	$49,176	$(521)	$9,872
(a) During the first quarter of fiscal year 2015, WGL recorded an impairment charge of $5.6 million related to its investment in ASDHI. During the first quarter of fiscal year 2014, Washington Gas recorded an impairment charge of $0.8 million related to the Springfield Operations Center. Refer to Note 1—Accounting Policies of the Notes to Consolidated Financial Statements for further discussion of the impairments.

(b) During the third quarter of fiscal year 2015, WGL recorded a $3.0 million liability for un-recovered government contracting costs under the Small Business Administration Development 8(a) Program and Washington Gas recorded approximately $0.5 million in transaction fees related to the sale of its Springfield Operations Center. During the third quarter of fiscal year 2014, Washington Gas recorded a $1.9 million impairment charge on an abandoned LNG storage facility. Refer to Note 1—Accounting Policies of the Notes to Consolidated Financial Statements for further discussion of the impairments.

(c)During the fourth quarter of fiscal year 2015, Washington Gas recorded a one time adjustment of $2.4 million as a result of charges associated with a regulatory proceeding.